Note 16 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2024	2023
Balance, January 1	$1,072,066	$1,079,306
RNCI share of earnings	53,958	53,621
RNCI redemption increment	21,243	22,588
Distributions paid to RNCI	(71,700)	(74,268)
Purchase of interests from RNCI	(17,189)	(36,922)
Sale of interests to RNCI	12,664	3,550
RNCI recognized on business acquisitions	82,199	24,191
RNCI recognized on warehouse fund assets (note 5)	48,877	-
RNCI derecognized on warehouse fund assets (note 5)	(49,500)	-
Balance, December 31	$1,152,618	$1,072,066